Share-Based Compensation (Details) - Schedule of the fair values of the options granted - ¥ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2020
Schedule of the Fair Values of the Options Granted [Abstract]
Weighted average grant date fair value of option per share	[1]	¥ 81.59	¥ 1,071.4
Aggregate grant date fair value of options	[2]	1,224	373,832

[1]	The weighted average grant date fair value of option per share is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 , to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.
[2]	In connection with the SPAC transaction effective date on November 17, 2020, the Company adopted the 2020 Plan and replace the 2019 Plan. Therefore, the aggregated grant date fair value of options for the year ended December 31, 2019 of RMB575,788 was replaced by RMB275,402. The aggregated grant date fair value of options granted in 2020 was RMB98,430.